General and Administrative Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of general and administrative expense [Line items]
General and administrative expenses, subtotal	€ 18,344	€ 13,007	€ 11,055
Depreciation and amortization expenses	461	465	356
General and administrative expenses	18,805	13,472	11,411
Employee Benefits Expenses [Member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses, subtotal	4,217	3,588	3,092
Share Based Compensation [Member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses, subtotal	1,739	1,764	1,069
Executive Committee [Member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses, subtotal	3,787	3,406	3,341
Consultant [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses, subtotal	5,904	2,414	1,870
Other Operating Income (Expense) [Member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses, subtotal	2,859	2,055	1,887
Reduction Withholding Tax for Scientists[member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses, subtotal	€ (162)	€ (220)	€ (204)